Supplementary Financial Statement Information Supplementary Financial Statement Information - Inventory Accounting Change (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement of Operations [Abstract]
Cost of products sold (a)										$ 5,253.1	$ 5,099.7	$ 6,253.3
Income tax expense (benefit)										(2.2)	(16.9)	(6.3)
Net income (loss)										164.9	49.2	(589.5)
Net income (loss) attributable to AK Steel Holding Corporation		$ (80.4)	$ 22.3	$ 77.2	$ 84.4	$ (46.7)	$ 27.8	$ 27.8	$ (25.7)	$ 103.5	$ (16.8)	$ (652.3)
Basic		$ (0.26)	$ 0.07	$ 0.25	$ 0.27					$ 0.33	$ (0.07)	$ (3.67)
Diluted		$ (0.26)	$ 0.07	$ 0.24	$ 0.26					$ 0.32	$ (0.07)	$ (3.67)
Consolidated Statement of Comprehensive Income (Loss) [Abstract]
Reclassification of losses (gains) to net income (loss)										$ (6.1)	$ 39.1	$ 47.7
Comprehensive income (loss)										203.4	173.8	(580.8)
Comprehensive income (loss) attributable to AK Steel Holding Corporation										142.0	107.8	(643.6)
Consolidated Balance Sheet [Abstract]
Inventory		$ 1,385.0				1,232.6				1,385.0	1,232.6
Other non-current assets		110.8				112.1				110.8	112.1
Other non-current liabilities		168.9				155.0				168.9	155.0
Accumulated deficit		(2,877.0)				(2,980.5)				(2,877.0)	(2,980.5)
Accumulated other comprehensive loss		(50.2)				(88.7)				(50.2)	(88.7)
Consolidated Statement of Cash Flows [Abstract]
Net income (loss)										164.9	49.2	(589.5)
Deferred income taxes										(9.0)	(4.1)	(12.8)
Inventories										(116.7)	129.6	172.9
Other operating items, net										23.6	9.0	(19.5)
Scenario, Previously Reported [Member]
Consolidated Statement of Operations [Abstract]
Cost of products sold (a)	[1]									5,365.2	5,070.6	6,040.3
Income tax expense (benefit)										(17.0)	3.2	63.4
Net income (loss)										67.6	58.2	(446.2)
Net income (loss) attributable to AK Steel Holding Corporation										$ 6.2	$ (7.8)	$ (509.0)
Basic										$ 0.02	$ (0.03)	$ (2.86)
Diluted										$ 0.02	$ (0.03)	$ (2.86)
Consolidated Statement of Comprehensive Income (Loss) [Abstract]
Reclassification of losses (gains) to net income (loss)										$ (12.5)	$ 27.2	$ 61.4
Comprehensive income (loss)										91.1	181.9	(429.0)
Comprehensive income (loss) attributable to AK Steel Holding Corporation										29.7	115.9	(491.8)
Consolidated Balance Sheet [Abstract]
Inventory		1,147.8				1,113.9				1,147.8	1,113.9
Other non-current assets		169.3				165.1				169.3	165.1
Other non-current liabilities		161.6				148.4				161.6	148.4
Accumulated deficit		(3,058.6)				(3,064.8)				(3,058.6)	(3,064.8)
Accumulated other comprehensive loss		(40.0)				(63.5)				(40.0)	(63.5)
Consolidated Statement of Cash Flows [Abstract]
Net income (loss)										67.6	58.2	(446.2)
Deferred income taxes										(15.2)	5.0	62.1
Inventories										1.8	112.4	(53.8)
Other operating items, net										8.6	8.1	(11.0)
Restatement Adjustment [Member]
Consolidated Statement of Operations [Abstract]
Cost of products sold (a)										(112.1)	29.1	213.0
Income tax expense (benefit)										14.8	(20.1)	(69.7)
Net income (loss)										97.3	(9.0)	(143.3)
Net income (loss) attributable to AK Steel Holding Corporation										$ 97.3	$ (9.0)	$ (143.3)
Basic										$ 0.31	$ (0.04)	$ (0.81)
Diluted										$ 0.30	$ (0.04)	$ (0.81)
Consolidated Statement of Comprehensive Income (Loss) [Abstract]
Reclassification of losses (gains) to net income (loss)										$ 6.4	$ 11.9	$ (13.7)
Comprehensive income (loss)										112.3	(8.1)	(151.8)
Comprehensive income (loss) attributable to AK Steel Holding Corporation										112.3	(8.1)	(151.8)
Consolidated Balance Sheet [Abstract]
Inventory		237.2				118.7				237.2	118.7
Other non-current assets		(58.5)				(53.0)				(58.5)	(53.0)
Other non-current liabilities		7.3				6.6				7.3	6.6
Accumulated deficit		181.6				84.3				181.6	84.3
Accumulated other comprehensive loss		$ (10.2)				$ (25.2)				(10.2)	(25.2)
Consolidated Statement of Cash Flows [Abstract]
Net income (loss)										97.3	(9.0)	(143.3)
Deferred income taxes										6.2	(9.1)	(74.9)
Inventories										(118.5)	17.2	226.7
Other operating items, net										$ 15.0	$ 0.9	$ (8.5)

[1]	(a)Cost of products sold as originally reported reflects the change in presentation of pension and OPEB (income) expense further described in Note 1.